UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F
Form 13F COVER PAGE

Report for Calendar Year or Quarter Ended:  June 30, 2011

Check here for Amendment [ ]; Amendment Number: ____
This Amendment (Check only one):
[ ] is  restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Name:		JMG Financial Group, Ltd.
Address:  	2301 West 22nd Street, Suite 300
		Oak Brook, IL  60523

Form 13F File Number: 028-11111

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of Reporting Manager:

Name:		Robert T. Meeks
Title:  	Chief Compliance Officer
Phone:  	(630) 571-5252

Signature, Place, and Date of Signing:


/s/Robert T. Meeks
Oak Brook, IL
August 1, 2011

Report Type (Check only one.):
[ x ]      13F HOLDINGS REPORT
[   ]      13F NOTICE
[   ]      13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

13F File Number	   	Name
None


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.



FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 39
Form 13F Information Table Value Total: $248,079 (in thousands)

List of Other Included Managers:
No.   13F File    Name
      Number
None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Bank of America Structured Not COM              06052k323      104 10000.0000SH      SOLE                                 10000.0000
McDonalds Corp                 COM              580135101     3200 37951.0000SH      SOLE                                 37951.0000
QEP Resources Inc              COM              74733v100      201 4800.0000SH       SOLE                                  4800.0000
Alerian MLP ETF                COM              00162q866    20820 1298012.0000SH    SOLE                               1298012.0000
Credit Suisse Cushing 30 MLP I COM              22542d852      235 9635.0000SH       SOLE                                  9635.0000
E Tracs Alerian MLP Infrastruc COM              902641646      577 18812.0000SH      SOLE                                 18812.0000
JP Morgan Alerian MLP Index ET COM              46625h365    12338 332279.0000SH     SOLE                                332279.0000
Nuveen Real Estate Income Fund COM              67071B108      133 11828.0000SH      SOLE                                 11828.0000
S&P MidCap SPDR 400 ETF Trust  COM              595635103      905 5100.0658SH       SOLE                                  5100.0658
SPDR DJ Wilshire International COM              78463x863      284 7020.9956SH       SOLE                                  7020.9956
SPDR S&P 500 ETF Trust         COM              78462F103    35533 269249.0558SH     SOLE                                269249.0558
SPDR S&P International Small C COM              78463x871      201 6329.0000SH       SOLE                                  6329.0000
Vanguard FTSE All-World EX-US  COM              922042775    56435 1133002.8071SH    SOLE                               1133002.8071
Vanguard Growth Vipers         COM              922908736      348 5382.6741SH       SOLE                                  5382.6741
Vanguard Large Cap             COM              922908637     9416 155405.8040SH     SOLE                                155405.8040
Vanguard MSCI Emerging Markets COM              922042858    26594 546973.1305SH     SOLE                                546973.1305
Vanguard Mid Cap Value         COM              922908512      219 3877.0000SH       SOLE                                  3877.0000
Vanguard Mid Cap Vipers        COM              922908629    11354 141178.0010SH     SOLE                                141178.0010
Vanguard REIT Vipers           COM              922908553      528 8787.1320SH       SOLE                                  8787.1320
Vanguard S&P 500 ETF           COM              922908413     3744 62053.0000SH      SOLE                                 62053.0000
Vanguard Small Cap             COM              922908751     1908 24440.7557SH      SOLE                                 24440.7557
Vanguard Total Stock Market Vi COM              922908769     6102 89206.3989SH      SOLE                                 89206.3989
Vanguard Value                 COM              922908744      431 7683.4206SH       SOLE                                  7683.4206
iShares Barclays US Treasury I COM              464287176      738 6666.6369SH       SOLE                                  6666.6369
iShares DJ US Regional Banks I COM              464288778      255 10988.0000SH      SOLE                                 10988.0000
iShares Dow Jones US Financial COM              464287770      282 5168.0000SH       SOLE                                  5168.0000
iShares MSCI Eafe Index Fund   COM              464287465     1415 23528.2822SH      SOLE                                 23528.2822
iShares MSCI Emerging Markets  COM              464287234     1632 34294.4194SH      SOLE                                 34294.4194
iShares Russell 1000 Growth    COM              464287614     4057 66638.0000SH      SOLE                                 66638.0000
iShares Russell 1000 Index Fun COM              464287622     3147 42596.3517SH      SOLE                                 42596.3517
iShares Russell 1000 Value Ind COM              464287598     2961 43371.2667SH      SOLE                                 43371.2667
iShares Russell 2000 Growth    COM              464287648      552 5816.2857SH       SOLE                                  5816.2857
iShares Russell 2000 Index     COM              464287655     5115 61777.3648SH      SOLE                                 61777.3648
iShares Russell 2000 Value     COM              464287630      412 5612.2997SH       SOLE                                  5612.2997
iShares Russell 3000 Index     COM              464287689      384 4840.0000SH       SOLE                                  4840.0000
iShares Russell Midcap         COM              464287499    10011 91560.5237SH      SOLE                                 91560.5237
iShares Russell Midcap Growth  COM              464287481     9216 149046.7429SH     SOLE                                149046.7429
iShares Russell Midcap Value   COM              464287473     8536 178773.7475SH     SOLE                                178773.7475
iShares Trust S&P 500 Index    COM              464287200     7758 58584.1364SH      SOLE                                 58584.1364